Equity Attributable to Other Equity Instruments Holders - Equity Attributable to Other Equity Instruments Holders (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2020	Mar. 31, 2020
Equity [abstract]
Perpetual subordinated bonds	¥ 784,622	¥ 684,476
Total equity attributable to other equity instruments holders	¥ 784,622	¥ 684,476